Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total	R$ 7,313	R$ 5,661
Civil [Member]
Disclosure of other provisions [line items]
Total	796	727
Labour [Member]
Disclosure of other provisions [line items]
Total	492
Tax [Member]
Disclosure of other provisions [line items]
Total	R$ 6,025	R$ 4,934